SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended
	Jul. 18, 2023	Mar. 24, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Subsequent Event [Line Items]
Cash received				$ 30,000
Aggregate number of warrants to purchase shares				21,660,227
Common Stock [Member]
Subsequent Event [Line Items]
Aggregate number of warrants to purchase shares				10,830,117
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of warrants offered a short term inducement to warrant holders		Company offered a short-term inducement to the Company’s warrant holders in which the Company will issue one share of the Company’s common stock in exchange for each two warrants returned to the Company to be cancelled. All other terms of the original grants remain the same
Total number of warrants exchanged for common stock		8,899,019
Number of shares issued for exchange of warrants		4,449,512
Debt Instrument, Convertible, If-converted Value in Excess of Principal			$ 970,200
Convertible Debt			$ 882,000
Debt conversion, description	July 18, 2024 based on $1.00 for each $0.90909 paid by the previous noteholder		January through March 2024 based on $1.00 for each $0.90909 paid by the previous noteholder and
Debt Conversion, Converted Instrument, Warrants or Options Issued			6,468,004
Shares Issued, Price Per Share			$ 0.25
Debt instrument conversion price per share	$ 0.15		$ 0.15
Aggregate principal amount of debt	$ 110,000
Cash received	$ 100,000
Debt instrument maturity date	Jul. 18, 2024
Term of warrants	5 years
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Aggregate number of warrants to purchase shares	733,334
Exercise price of warrants per share	$ 0.25